Schedule of Investments
September 30, 2021 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.32%

Aircraft - 3.60%
The Boeing Co. (2)	364	80,058

Beverages - 3.45%
Constellation Brands, Inc.	361	76,583

Biological Products (No Diagnostic Substances) - 3.51%
Biogen, Inc. (2)	276	78,105

Bottled & Canned Soft Drinks Carbonated Waters - 3.77%
Monster Beverage Corp. (2)	943	83,767

Canned, Fruits, Veg & Preserves, Jams & Jellies - 3.59%
The J.M. Smucker Co.	664	79,700

Cigarettes - 3.65%
Philip Morris International, Inc.	855	81,045

Converted Paper& Paperboard (No Containers/Boxes)- 3.74%
Kimberly-Clark Corp.	627	83,040

Electric & Other Services Combined - 3.92%
Alliant Energy Corp.	1,556	87,105

Fats & Oils - 3.72%
Archer-Daniels-Midland Co.	1,379	82,754

Guided Missiles & Space Vehicles & Parts - 3.63%
Lockheed Martin Corp.	234	80,753

Hospital & Medical Service Plans - 4.19%
Molina Healthcare, Inc. (2)	343	93,059

In Vitro & In Vivo Diagnostic Substances - 3.81%
IDEXX Laboratories, Inc. (2)	136	84,579

Laboratory Analytical Instruments - 16.31%
Bio Rad Laboratories, Inc. (2)	127	96,508
Mettler-Toledo International, Inc. (2)	60	82,642
PerkinElmer, Inc.	550	95,309
Waters Corp. (2)	246	87,896

		362,355

Ophthalmic Goods - 4.04%
The Cooper Cos., Inc.	217	89,688

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 4.10%
Align Technology, Inc. (2)	137	91,164

Perfumes, Cosmetics & Other Toilet Preparations - 3.57%
Colgate-Palmolive Co.	1,049	79,283

Pharmaceutical Preparations - 7.92%
Bristol-Myers Squibb Co.	1,355	80,176
Pfizer, Inc.	2,230	95,912

		176,088

Search, Detection, Navigation, Guidance, Aeronautical Systems - 8.19%
Northrop Grumman Corp.	244	87,877
Teledyne Technologies, Inc. (2)	219	94,078

		181,955

Services-General Medical & Surgical Hospitals, Nec - 4.40%
HCA Healthcare, Inc.	403	97,816

X-Ray Apparatus &81:81Tubes & Related Irradiation Apparatus - 4.21%
Hologic, Inc. (2)	1,268	93,591

Total Common Stock	(Cost $ 2,268,681)	2,162,488

Money Market Registered Investment Companies - 4.43%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (5)	98,401	98,401

Total Money Market Registered Investment Companies	(Cost $ 98,401)	98,401

Total Investments - 101.75%	(Cost $ 2,367,082)	2,260,889

Liabilities in Excess of Other Assets - -1.75%		(38,830)

Total Net Assets - 100.00%		2,222,059

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$2,260,889	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,260,889	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.